Income tax expense (Tables)	6 Months Ended
Dec. 31, 2022
Income tax expense [Abstract]
Reconciliation of Income Tax Expense and Tax at the Statutory Rate
	Six months ended 31 Dec 2022	Six months ended 31 Dec 2021
	$'000	$'000

Numerical reconciliation of income tax expense and tax at the statutory rate
Profit/(loss) before income tax (expense)/benefit	(159,864)	(412,541)

Tax at the statutory tax rate of 30%	(47,959)	(123,762)

Tax effect amounts which are not deductible/(taxable) in calculating taxable income:
Non-deductible/non-allowable items	11,797	127,913

	(36,162)	4,151
Current year tax losses not recognized	18,138	1,816
Difference in overseas tax rates	6,275	259
Current period temporary differences not recognized	3,220	-
Prior year current tax under/(over) provision	(363)	-
Recognition of previously unrecognized tax losses	(38)	-
Derecognition of previously recognized tax losses	10,960	-

Income tax expense	2,030	6,226

Income Tax Expense
	Six months ended 31 Dec 2022	Six months ended 31 Dec 2021
	$'000	$'000

Income tax expense
Current tax	1,814	6,698
Deferred tax	216	(472)

Income tax expense	2,030	6,226